Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information

(15) Supplemental Cash Flow Information

Net cash paid for taxes was $194 million, $253 million and $200 million and cash paid for interest was $444 million, $378 million and $327 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table details non-cash items for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Supplemental schedule of non-cash investing and financing activities:
Change in collateral for securities lending transactions	$(285)	$(41)	$(133)

Total non-cash transactions	$(285)	$(41)	$(133)

Prior to the second quarter of 2011, we recorded non-cash collateral related to the securities lending program in Canada in other invested assets with a corresponding liability in other liabilities representing our obligation to return the non-cash collateral. Since we do not have rights to sell or pledge the non-cash collateral, we determined the gross presentation of these amounts were not required and changed our presentation of these amounts, resulting in the reduction of the non-cash collateral balance during the year ended December 31, 2011. See note 2 for additional information on the change in presentation of non-cash collateral related to our securities lending program in Canada.